Intangible Assets, Net (Schedule of intangible assets, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Patent registration costs	$ 2,135	$ 2,038
Accumulated amortization	1,538	1,428
Total intangible assets, net	$ 597	$ 610